Loans (Average Recorded Investments In Impaired Loans And Related Amount Of Interest Recognized) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 25,348	$ 37,517
Impaired Financing Receivable, Interest Income, Accrual Method	810	1,005
SBA held to maturity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	3,244	4,161
Impaired Financing Receivable, Interest Income, Accrual Method	197	212
SBA 504 loans [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	5,066	6,184
Impaired Financing Receivable, Interest Income, Accrual Method	173	278
Commercial other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,461	3,201
Impaired Financing Receivable, Interest Income, Accrual Method	100	53
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	9,751	17,909
Impaired Financing Receivable, Interest Income, Accrual Method	324	462
Commercial real estate construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	171	133
Residential mortgages [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	2,757	2,070
Residential Construction Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment		904
Residential Purchased Mortgages Segment [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	1,927	2,655
Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	970	292
Impaired Financing Receivable, Interest Income, Accrual Method	16
Consumer other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 1	$ 8